Stockholders' Deficit (Details 2)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary of assumptions used in the estimated grant date fair value calculations for options granted
Dividend yield	0.00%	0.00%
Volatility	52.50%	50.00%
Maximum [Member]
Summary of assumptions used in the estimated grant date fair value calculations for options granted
Average risk-free interest rate	1.91%	2.50%
Expected term, in years	5 years 9 months 7 days	10 years
Minimum [Member]
Summary of assumptions used in the estimated grant date fair value calculations for options granted
Average risk-free interest rate	1.65%	1.70%
Expected term, in years	5 years	4 years 9 months 18 days